Debt Issue Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt issue costs
	June 30, 2017 (Unaudited)	December 31, 2016 (Audited)

Debt Issuance Costs	$316,797	$316,797
Total	316,797	316,797
Less: Accumulated Amortization	(316,797)	(316,797
Debt Issuance Costs net	$—	$—

	December 31, 2016	December 31, 2015

Debt Issuance Costs	$316,797	$316,797
Total	316,797	316,797
Less: Accumulated Amortization	(316,797)	(302,192)
Debt Issuance Costs	$—	$14,605